As filed with the Securities and Exchange Commission on October 11, 2011
Securities Act File No. 333-57793
Investment Company Act of 1940 File No. 811-08839

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 72 ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 74 ☑
SPDR® SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
One Lincoln Street
Boston, Massachusetts 02111

(Address of Principal Executive Offices)
Registrant’s Telephone Number: (866) 787-2257
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, Massachusetts 02111
(Name and Address of Agent for Service)
Copies to:
W. John McGuire, Esq.
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Ave., NW
Washington, DC 20004
It is proposed that this filing will become effective:
☑ immediately upon filing pursuant to Rule 485, paragraph (b)
☐ on _________________ pursuant to Rule 485, paragraph (b)
☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐ on October 31, 2011 pursuant to Rule 485, paragraph (a)(1)
☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐ on _________________ pursuant to Rule 485, paragraph (a)(2)
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of October, 2011.

SPDR® SERIES TRUST
By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	October 11, 2011

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	October 11, 2011

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	October 11, 2011

/s/ David M. Kelly* David M. Kelly	Trustee	October 11, 2011

/s/ Frank Nesvet* Frank Nesvet	Trustee	October 11, 2011

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	October 11, 2011

/s/ James E. Ross* James E. Ross	Trustee, President and Principal Executive Officer	October 11, 2011

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb
As Attorney-in-Fact
Pursuant to Power of Attorney